Cash Dividends paid to the Parent Company	12 Months Ended
Dec. 31, 2019
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Cash Dividends paid to the Parent Company
39.	Cash Dividends paid to the Parent Company
Cash dividends paid to the Parent Company for the years ended December 31, 2019, 2018 and 2017 are as follows:

(In millions of won)
	2019		2018	2017
Cash dividends received from consolidated subsidiaries	￦	287,549	61,985	—
Cash dividends received from associates		2 2 7,500	149,815	89,063

	￦	515,049	211,800	89,063